UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:   28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 7, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.
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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	8
Form 13F Information Table Value Total:	$121,048

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                   VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS  CUSIP  (x$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE

Allmerica Finl Corp        COM           019754100 $15,800   556,520 SH           SOLE                556,520       0     0
Dean Foods Co New          COM           242370104 $37,380   548,100 SH           SOLE                548,100       0     0
Dollar Tree Stores Inc     COM           256747106 $31,188 1,009,000 SH           SOLE              1,009,000       0     0
Horizon Organic Holding    COM           44043T103  $4,792   290,100 SH           SOLE                290,100       0     0
Outback Steakhouse Inc     COM           689899102  $8,624   251,800 SH           SOLE                251,800       0     0
Pepsico Inc                COM           713448108 $12,766   262,194 SH           SOLE                262,194       0     0
Rare Hospitality Intl Inc  COM           753820109  $6,681   296,400 SH           SOLE                296,400       0     0
Waste Industries USA Inc   COM           941057101  $3,817   605,800 SH           SOLE                605,800       0     0
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